Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Convertible Notes Payable (Tables)
Schedule of convertible notes payable
	September 30, 2021	December 31, 2020
Secured
(a) AL-Bank, in default	$543,000	$543,000

Unsecured
(b) Convertible notes with fixed conversion prices, in default	895,000	895,000
(c) Convertible notes with adjustable conversion prices	-	45,000
Total convertible notes principal outstanding	1,438,000	1,483,000
Debt discount	-	(14,000)
Convertible notes, net of discount	$1,438,000	$1,469,000

	December 31, 2020	December 31, 2019
Secured
(a) Convertible notes due to DART/Citco, in default	$543,000	$543,000

Unsecured
(b) Convertible notes with fixed conversion features, in default	895,000	895,000
(c) Convertible notes with adjustable conversion features, $20,000 in default at December 31, 2020	45,000	845,000
Total convertible notes principal outstanding	1,483,000	2,283,000
Debt discount	(14,000)	(423,000)
Convertible notes, net of discount	$1,469,000	$1,860,000